SCHEDULE OF TOTAL SHARE-BASED PAYMENT EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock-based payment expenses	$ 337	$ 685	$ 685	$ 1,457	$ 1,638	$ 2,030
Cost of Sales [Member]
Stock-based payment expenses			5
Research and Development Expense [Member]
Stock-based payment expenses			265
Selling and Marketing Expense [Member]
Stock-based payment expenses			62
General and Administrative Expense [Member]
Stock-based payment expenses			$ 353